CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock ATLASCLEAR, INC	Common Stock Pacsquare	Common Stock	Additional Paid-in Capital ATLASCLEAR, INC	Additional Paid-in Capital Pacsquare	Additional Paid-in Capital	Accumulated Deficit	ATLASCLEAR, INC	Pacsquare	Total
Balance at Dec. 31, 2021			$ 503				$ (13,885,707)			$ (13,885,204)
Accretion of Common Stock subject to Possible Redemption							(2,170,202)			(2,170,202)
Net income (loss)							11,045,567			11,045,567
Balance at Dec. 31, 2022			$ 503				(5,010,342)			$ (5,009,839)
Ending balance (in shares) at Dec. 31, 2022			5,031,250							5,031,250
Balance at Dec. 31, 2022			$ 503				(5,010,342)			$ (5,009,839)
Ending balance (in shares) at Dec. 31, 2022			5,031,250							5,031,250
Balance at Dec. 31, 2022			$ 503				(5,010,342)			$ (5,009,839)
Ending balance (in shares) at Dec. 31, 2022			5,031,250							5,031,250
Accretion of Common Stock subject to Possible Redemption							(1,260,719)			$ (1,260,719)
Excise taxes related to redemptions							(1,485,236)			(1,485,236)
Net income (loss)							192,371			192,371
Balance at Mar. 31, 2023			$ 503				(7,563,926)			(7,563,423)
Ending balance (in shares) at Mar. 31, 2023			5,031,250
Balance at Dec. 31, 2022			$ 503				(5,010,342)			$ (5,009,839)
Beginning balance (in shares) at Dec. 31, 2022			5,031,250							5,031,250
Accretion of Common Stock subject to Possible Redemption						$ (120,000)	(3,888,446)			$ (4,008,446)
Net income (loss)							794,950			794,950
Balance at Dec. 31, 2023			$ 503				(11,513,379)			$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023			5,031,250							5,031,250
Balance at Dec. 31, 2023			$ 503				(11,513,379)			$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023			5,031,250							5,031,250
Balance at Dec. 31, 2023			$ 503				(11,513,379)			$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023			5,031,250							5,031,250
Common stock no longer subject to redemption			$ 11			1,195,555				$ 1,195,566
Common stock no longer subject to redemption (in shares)			109,499
Common stock issued to settled vendor obligations			$ 32			1,513,068				1,513,100
Common stock issued to settled vendor obligations (in shares)			321,010
Stock Compensation Expense - Founder Shares transferred at closing						1,462,650				1,462,650
Founder Shares transferred at closing to non-redemption agreement holders						1,606,279				1,606,279
Founder Shares transferred at closing as consideration for Wilson Davis Acquisition						8,850,100				8,850,100
Founder Shares and warrants transferred to Secured convertible note holders						1,003,632				1,003,632
Shares issued to settle related party advances and promissory notes			$ 200			4,577,369				$ 4,577,569
Shares issued to settle related party advances and promissory notes (in shares)			2,000,000
Shares issued as purchase consideration for the assets	$ 445	$ 34		$ 44,399,555	$ 1,115,966			$ 44,400,000	$ 1,116,000
Shares issued as purchase consideration for the assets (in shares)	4,440,000	336,000						4,440,000		4,400,000
Earnout shares granted as purchase consideration for the assets of AtlasClear, Inc.				$ 31,347,000				$ 31,347,000
Shares issued as deposit for the Commercial Bank acquisition			$ 4			91,196				$ 91,200
Shares issued as deposit for the Commercial Bank acquisition (in shares)			40,000
Accretion of Common Stock subject to Possible Redemption							(592,577)			(592,577)
Excise taxes related to redemptions							(539,471)			(539,471)
Net income (loss)							(88,577,417)			(88,577,417)
Balance at Mar. 31, 2024			$ 1,229			$ 97,162,370	$ (101,222,844)			$ (4,059,245)
Ending balance (in shares) at Mar. 31, 2024			12,277,759							12,277,759